Inventory (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORY [Abstract]
Mobile devices	$ 8,371	$ 425
Others	81	4
Inventory impairment	(9)	0
Total	$ 8,443	$ 429